Note 10 - Reinsurance (Details Textual) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs				$ 15,712,181	$ 17,237,522
Reinsurance Contract Life				20 years
Deferred Revenue	$ 1,471,858	$ 1,471,858	$ 1,471,858	$ 1,431,647
Deferred Revenue, Revenue Recognized				40,211
Reinsurance Recoverables, Including Reinsurance Premium Paid				$ 98,444,173	56,332,692
Ownership of Direct New Business Produced				100.00%
Assumed Premiums Earned				$ 465,962	781,863
Puritan Financial Companies Inc [Member]
Reinsurance Recoverables, Including Reinsurance Premium Paid				$ 17,967,000	18,261,000
Reinsurance Retention Policy, Reinsured Risk, Percentage				75.00%
Assumed Premiums Earned				$ 447,000	753,000
Assumed Benefit Reserves				10,933,000	11,267,000
Ceded [Member]
Reinsurance Recoverables, Including Reinsurance Premium Paid				1,441,190	1,396,448
Life And Annuity [Member]
Reinsurance Recoverables, Including Reinsurance Premium Paid				$ 17,466,000	18,522,000
Reinsurance Percent Of Risk Ceded				85.00%
Credit Life And Accident Insurance [Member]
Reinsurance Recoverables, Including Reinsurance Premium Paid				$ 8,098,452	$ 8,117,461
Reinsurance Percent Of Risk Ceded				100.00%	100.00%
Reinsurance Fee Income				$ 228,369	$ 223,994
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss)		880,055		1,460,321	$ 91,141
Southland National Insurance Corporation [Member] | Other Liabilities [Member]
Reinsurance Payable	41,921,155	41,921,155	$ 41,921,155
Southland National Insurance Corporation [Member]
Life Insurance Coinsured Ratio			100.00%
Reinsurance Reserve Ceded Under Agreement			$ 44,023,892
Deferred Policy Acquisition Costs	$ 329,414	$ 329,414	$ 329,414
Reinsurance Contract Life	20 years
Reinsurance Recoverables, Including Reinsurance Premium Paid				43,179,000
Southland National Insurance Corporation [Member] | Ceded Commision [Member]
Deferred Revenue				1,471,858
Deferred Revenue, Revenue Recognized				$ 40,211